UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Validea Market Legends ETF
Schedule of Investments
February 28, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.3%
	Administrative and Support and Waste Management and Remediation Services - 2.9%
1,452	Alliance Data Systems Corporation	$251,196
9,414	Criteo S.A. - ADR (a)	255,496
12,072	Waddell & Reed Financial, Inc. - Class A	223,453
		730,145
	Agriculture, Forestry, Fishing and Hunting - 0.7%
20,887	Resolute Forest Products, Inc.	170,438

	Arts, Entertainment, and Recreation - 1.1%
4,465	Planet Fitness, Inc. - Class A (a)	262,453

	Construction - 1.9%
5,441	D.R. Horton, Inc.	211,601
7,047	Toll Brothers, Inc.	250,873
		462,474
	Educational Services - 1.1%
393	Graham Holdings Company - Class B	268,698

	Finance and Insurance - 10.9%
47,859	Aegon NV - (b)	256,524
5,481	Athene Holding, Ltd. - Class A (a)	244,179
7,746	Axos Financial, Inc. (a)	250,041
40,809	Banco Bilbao Vizcaya Argentaria S.A. - ADR	252,200
4,245	Banco Macro S.A. - ADR	214,372
604	Credit Acceptance Corporation (a)	265,675
8,415	Janus Henderson Group plc	206,167
76,500	Lloyds Banking Group plc - ADR	253,980
13,524	OFG Bancorp	279,812
3,215	ORIX Corporation - ADR	233,152
1,884	Travelers Companies, Inc.	250,402
		2,706,504
	Health Care and Social Assistance - 0.8%
9,506	Tivity Health, Inc. (a)	203,428

	Information - 8.0%
4,160	AMC Networks, Inc. - Class A (a)	273,354
5,782	Argan, Inc.	268,863
16,565	BT Group plc - ADR	239,364
5,048	China Mobile, Ltd. - ADR	265,979
23,881	Gannett Company, Inc.	280,363
17,005	KT Corporation - ADR	227,357
31,226	Mobile TeleSystems PJSC - ADR	241,377
10,293	Vodafone Group plc - ADR	183,730
		1,980,387
	Manufacturing - 42.9% ●
9,439	Advanced Drainage Systems, Inc.	239,939
4,366	Advanced Energy Industries, Inc. (a)	219,915
10,675	ArcelorMittal - (b)	243,924
338	Atrion Corporation	265,793
12,111	Axcelis Technologies, Inc. (a)	254,573
9,723	Boise Cascade Company	271,175
1,683	Cavco Industries, Inc. (a)	232,978
7,726	Cooper Tire & Rubber Company	246,923
7,269	Eni SpA - ADR	251,144
10,333	Equinor ASA - ADR	232,079
17,101	GrafTech International, Ltd.	246,596
7,882	Huntsman Corporation	195,395
14,128	Innoviva, Inc. (a)	221,810
1,474	Lam Research Corporation	259,557
3,337	LCI Industries	271,899
8,590	Louisiana-Pacific Corporation	217,069
5,163	Lumentum Holdings, Inc. (a)	256,859
11,364	Mallinckrodt plc (a)	283,645
11,024	MasterCraft Boat Holdings, Inc. (a)	271,962
6,538	Micron Technology, Inc. (a)	267,274
3,166	MKS Instruments, Inc.	262,366
4,176	Nucor Corporation	252,940
3,474	Oshkosh Corporation	270,312
22,728	Photronics, Inc. (a)	222,962
3,798	POSCO - ADR	221,423
18,501	Rayonier Advanced Materials, Inc.	260,679
2,959	Reliance Steel & Aluminum Company	264,091
3,733	Royal Dutch Shell plc - Class A, ADR	232,230
7,390	Schweitzer-Mauduit International, Inc.	284,958
8,008	Skechers U.S.A., Inc. - Class A (a)	269,309
8,003	SMART Global Holdings, Inc. (a)	234,568
9,547	Stoneridge, Inc. (a)	282,305
2,657	Tech Data Corporation (a)	271,599
11,135	TechnipFMC plc	248,199
7,581	Ternium S.A. - ADR	218,712
1,808	Toyota Motor Corporation - ADR	218,840
7,093	Tupperware Brands Corporation	213,570
11,281	United States Steel Corporation	252,807
2,197	United Therapeutics Corporation (a)	277,459
6,975	Universal Forest Products, Inc.	216,016
11,992	Vishay Intertechnology, Inc.	262,865
4,191	Western Digital Corporation	210,807
8,549	Winnebago Industries, Inc.	278,954
		10,678,480
	Mining, Quarrying, and Oil and Gas Extraction - 6.8%
27,540	Century Aluminum Company (a)	237,670
43,930	Forum Energy Technologies, Inc. (a)	256,112
8,605	KLX Energy Services Holdings, Inc. (a)	226,828
14,336	Liberty Oilfield Services, Inc. - Class A	234,824
9,409	Renewable Energy Group, Inc. (a)	249,997
10,284	Teck Resources, Ltd. - Class B	230,773
49,206	W&T Offshore, Inc. (a)	256,363
		1,692,567
	Professional, Scientific, and Technical Services - 2.2%
6,580	Heidrick & Struggles International, Inc.	283,664
2,758	SYNNEX Corporation	270,615
		554,279
	Real Estate and Rental and Leasing - 3.1%
25,776	Annaly Capital Management, Inc. #	261,111
1,618	Jones Lang LaSalle, Inc.	267,164
14,450	New Residential Investment Corporation #	239,003
		767,278
	Retail Trade - 9.9%
11,659	Buckle, Inc.	223,736
39,182	Chico’s FAS, Inc.	228,823
3,898	CVS Health Corporation	225,421
6,590	Dick’s Sporting Goods, Inc.	257,406
4,608	Foot Locker, Inc.	274,268
4,701	Group 1 Automotive, Inc.	292,308
13,028	MarineMax, Inc. (a)	255,740
13,966	Michaels Companies, Inc. (a)	197,479
2,534	Tractor Supply Company	241,617
5,213	Weis Markets, Inc.	262,266
		2,459,064
	Transportation and Warehousing - 1.8%
13,379	JetBlue Airways Corporation (a)	223,429
10,188	Plains GP Holdings LP - Class A	236,260
		459,689
	Wholesale Trade - 4.2%
2,068	Acuity Brands, Inc.	269,088
3,061	AmerisourceBergen Corporation	254,981
3,251	Arrow Electronics, Inc. (a)	259,105
12,546	Jefferies Financial Group, Inc.	254,307
		1,037,481
	TOTAL COMMON STOCKS (Cost $23,347,093)	24,433,365

	CLOSED-END FUNDS - 1.0%
15,190	Ares Capital Corporation	263,091
	TOTAL CLOSED-FUNDS (Cost $241,829)	263,091

	SHORT-TERM INVESTMENTS - 0.6%
147,995	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 2.28%*	147,995
	TOTAL SHORT-TERM INVESTMENTS (Cost $147,995)	147,995
	TOTAL INVESTMENTS - 99.9% (Cost $23,736,917)	24,844,451
	Other Assets in Excess of Liabilities - 0.1%	18,358
	NET ASSETS - 100.0%	$24,862,809

	Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	NY Registered Shares
●	To the extent that the Fund invests more heavily in particular sectors of the economy, its
	performance will be especially sensitive to developments that significantly affect those sectors.
#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of February 28, 2019.

Summary of Fair Value Disclosure at February 28, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest default rates and similar data.rates, prepayment speeds, credit risk, yield curves,

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,433,365	$-	$-	$24,433,365
Closed-End Funds	263,091	-	-	263,091
Short-Term Investments	147,995	-	-	147,995
Total Investments in Securities	$24,844,451	$-	$-	$24,844,451

^See Schedule of investments for breakout of investments by sector classification.
For the period ended February 28, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Kristina R. Nelson
     Kristina R. Nelson, President (principal executive officer)

Date   April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date  April 25, 2019

By (Signature and Title)*  /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date  April 25, 2019

* Print the name and title of each signing officer under his or her signature.